Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ (25,274,513)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	13,528,609
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	43,440,630
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	(59,348,773)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	(3,294,203)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	4,051,628
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	(1,056,627)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	(707,273)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	(4,928,806)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	(85,679,913)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	9,527,133
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	42,563,452
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	173,138
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	2,478,411
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	2,186,563
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	343,289
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	317,190
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	126,459
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	(4,646,818)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	(2,948,406)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	(1,539,407)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	(89,810,304)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	9,374,328
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	43,337,067
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	(812,254)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	(804,149)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	(7,863,437)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	(90,622,558)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	8,570,179
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	35,473,630
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	992,050
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	(660,781)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	(1,071,626)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	(89,630,508)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	7,909,398
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	$ 34,402,004